Current financial debt and derivative financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative financial instruments
21. Current financial debt and derivative financial instruments
(USD millions)	2020	2019

Interest-bearing accounts of associates payable on demand [1]	2 085	1 836

Bank and other financial debt [2]	976	719

Commercial paper	4 258	2 289

Current portion of non-current financial debt	2 272	2 002

Derivative financial instruments	194	185

Total current financial debt and derivative financial instruments	9 785	7 031

[1] Weighted average interest rate 0.4% (2019: 0.5%)
[2] Weighted average interest rate 5.0% (2019: 12.9%)
The consolidated balance sheet amounts of current financial debt, other than the current portion of non-current financial debt, approximate the estimated fair value due to the short-term nature of these instruments.
Details on commercial papers and short term borrowings are provided under “Liquidity risk” in Note 29.